Financial risk management objectives and policies - Schedule of Aging of Trade Receivables (Details) - CAD ($) $ in Millions	Apr. 02, 2023	Apr. 03, 2022
Trade And Other Current Receivables [Line Items]
Trade accounts receivable	$ 30.4	$ 22.0
Credit card receivables	2.5	2.5
Other receivables	19.5	19.3
Current receivables	52.4	43.8
Credit risk | Carrying value
Trade And Other Current Receivables [Line Items]
Trade accounts receivable	30.4	22.0
Credit card receivables	2.5	2.5
Other receivables	19.5	19.3
Current receivables	52.4	43.8
Credit risk | Current | Carrying value
Trade And Other Current Receivables [Line Items]
Trade accounts receivable	22.2	14.4
Credit card receivables	2.5	2.5
Other receivables	18.9	9.5
Current receivables	43.6	26.4
Credit risk | Less than 30 days | Carrying value
Trade And Other Current Receivables [Line Items]
Trade accounts receivable	4.4	2.8
Credit card receivables	0.0	0.0
Other receivables	0.5	0.0
Current receivables	4.9	2.8
Credit risk | 31-60 days | Carrying value
Trade And Other Current Receivables [Line Items]
Trade accounts receivable	1.1	2.1
Credit card receivables	0.0	0.0
Other receivables	0.0	0.0
Current receivables	1.1	2.1
Credit risk | > 61 days | Carrying value
Trade And Other Current Receivables [Line Items]
Trade accounts receivable	2.7	2.7
Credit card receivables	0.0	0.0
Other receivables	0.1	9.8
Current receivables	$ 2.8	$ 12.5